STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Outstanding	3,993,258	3,870,387
Exercised
Granted	8,859,131	245,739
Forfeited	(472,796)	(122,868)
Expired
Outstanding	12,379,593	3,993,258
Weighted average exercise price
Outstanding Weighted Average Exercise Prices	$ 0.70	$ .69
Exercised
Granted	$ .34	$ 1.10
Forfeited	$ .52	$ 1.02
Expired
Outstanding Weighted Average Exercise Prices	$ .37	$ 0.70